Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our principal executive officers (“PEOs”) and the average of our other named executive officers (“NEOs”) and certain financial metrics of our Company. The following table also provides information regarding company performance over the same periods, as well as the relationship of “compensation actually paid” to our PEOs and NEOs to company performance.

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for Satyavrat Shukla ($) (1)	Summary Compensation Table Total for Ankit Mahadevia ($) (1)	Compensation Actually Paid to Satyavrat Shukla ($) (2) (4)	Compensation Actually Paid to Ankit Mahadevia ($) (3) (4)	Average Summary Compensation Table Total Compensation for Other NEOs ($) (5)	Average Compensation Actually Paid to Other NEOs ($) (4) (6)	Company TSR ($) (7)	Net Income (loss) ($ in thousands) (8)
2023	2,024,647	2,385,905	2,020,658	2,622,030	1,446,848	1,487,365	8	22,806
2022	—	4,239,705	—	2,275,404	1,649,214	1,069,299	9	(46,415)
2021	—	4,875,045	—	8,187,169	2,066,101	2,457,789	83	(89,756)

(1)
Mr. Shukla and Dr. Mahadevia were our PEOs during 2023. Dr. Mahadevia was our PEO during 2022 and 2021. Reflects compensation (as reported in the Summary Compensation Table) for Mr. Shukla, who is our current President and Chief Executive Officer as of August 2023 and Dr. Mahadevia, who served as our President and Chief Executive Officer until August 2023. Thereafter, Dr. Mahadevia continued to serve as a member of the Board and serves as a consultant to the Company. Mr. Shukla previously served as our Chief Financial Officer.

(2)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Mr. Shukla’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid”.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option ($)Awards	Additions for Pay Versus Performance Equity Adjustments ($) (b)	Compensation Actually Paid ($)
2023	2,024,647	(904,319)	—	900,330	2,020,658

a)	Reflects the amounts reported in the Stock Awards column of the Summary Compensation Table in the relevant years.
b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values in the relevant year.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2023	144,845	762,756	(7,271)	900,330
(3)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Dr. Mahadevia’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid”.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option ($)Awards (a)	Additions for Pay Versus Performance Equity Adjustments ($) (b)	Compensation Actually Paid ($)
2023	2,385,905	(999,998)	—	1,236,123	2,622,030
2022	4,239,705	(1,499,998)	(1,499,324)	1,035,021	2,275,404
2021	4,875,045	(1,300,000)	(2,650,765)	7,262,889	8,187,169

a)	Reflects the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2023	518,974	746,167	(29,018)	1,236,123
2022	4,749,671	(2,024,308)	(1,690,342)	1,035,021
2021	5,404,344	2,483,745	(625,200)	7,262,889

(4)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.

(5)	Reflects compensation for the following non-Chief Executive Officer NEOs:
2023: Ms. Joseph and Mr. Keutzer
2022: Mr. Shukla and Ms. Joseph
2021: Mr. Shukla and Cristina Larkin, our former Chief Operating Officer.

(6)
Average “compensation actually paid” for the
non-Chief
Executive Officer NEOs has been calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to average Summary Compensation Table total compensation for each year to determine average “compensation actually paid.”

Year	Summary Compensation Table Total	Deductions for Reported Grant Date Fair Value of Stock Awards (a)	Deductions for Reported Grant Date Fair Value of Option Awards (a)	Additions for Pay Versus Performance Equity Adjustments (b)	Compensation Actually Paid
2023	1,446,848	(499,999)	—	540,516	1,487,365
2022	1,649,214	(424,997)	(424,807)	269,889	1,069,299
2021	2,066,101	(399,994)	(944,208)	1,735,891	2,457,789

a)	Reflects the average amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2023	147,945	371,929	20,642	540,516
2022	1,038,009	(525,283)	(242,837)	269,889
2021	888,331	952,763	(105,203)	1,735,891

(7)
As required under Item 201(e) of Regulation
S-K,
total shareholder return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2020, through and including the end of the applicable fiscal year for which total shareholder return is calculated, or December 31, 2021, December 31, 2022, and December 31, 2023, respectively.

(8)	The dollar amounts are our net income (loss) amounts reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(5)	Reflects compensation for the following non-Chief Executive Officer NEOs:
2023: Ms. Joseph and Mr. Keutzer
2022: Mr. Shukla and Ms. Joseph
2021: Mr. Shukla and Cristina Larkin, our former Chief Operating Officer.

Adjustment To PEO Compensation, Footnote
(2)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Mr. Shukla’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid”.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option ($)Awards	Additions for Pay Versus Performance Equity Adjustments ($) (b)	Compensation Actually Paid ($)
2023	2,024,647	(904,319)	—	900,330	2,020,658

a)	Reflects the amounts reported in the Stock Awards column of the Summary Compensation Table in the relevant years.
b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values in the relevant year.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2023	144,845	762,756	(7,271)	900,330
(3)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Dr. Mahadevia’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid”.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option ($)Awards (a)	Additions for Pay Versus Performance Equity Adjustments ($) (b)	Compensation Actually Paid ($)
2023	2,385,905	(999,998)	—	1,236,123	2,622,030
2022	4,239,705	(1,499,998)	(1,499,324)	1,035,021	2,275,404
2021	4,875,045	(1,300,000)	(2,650,765)	7,262,889	8,187,169

a)	Reflects the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2023	518,974	746,167	(29,018)	1,236,123
2022	4,749,671	(2,024,308)	(1,690,342)	1,035,021
2021	5,404,344	2,483,745	(625,200)	7,262,889

Non-PEO NEO Average Total Compensation Amount			$ 1,446,848	$ 1,649,214	$ 2,066,101
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,487,365	1,069,299	2,457,789
Adjustment to Non-PEO NEO Compensation Footnote
(6)
Average “compensation actually paid” for the
non-Chief
Executive Officer NEOs has been calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to average Summary Compensation Table total compensation for each year to determine average “compensation actually paid.”

Year	Summary Compensation Table Total	Deductions for Reported Grant Date Fair Value of Stock Awards (a)	Deductions for Reported Grant Date Fair Value of Option Awards (a)	Additions for Pay Versus Performance Equity Adjustments (b)	Compensation Actually Paid
2023	1,446,848	(499,999)	—	540,516	1,487,365
2022	1,649,214	(424,997)	(424,807)	269,889	1,069,299
2021	2,066,101	(399,994)	(944,208)	1,735,891	2,457,789

a)	Reflects the average amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2023	147,945	371,929	20,642	540,516
2022	1,038,009	(525,283)	(242,837)	269,889
2021	888,331	952,763	(105,203)	1,735,891

Compensation Actually Paid vs. Total Shareholder Return
The following graph visually describes the relationship between “compensation actually paid” to PEOs for each applicable year and the average “compensation actually paid” to our other
Non-Chief
Executive Officer NEOs, to the cumulative total stockholder return of our company.

Compensation Actually Paid vs. Net Income
The following graph visually describes the relationship between “compensation actually paid” to our PEOs for each applicable year and the average “compensation actually paid” to our other
Non-Chief
Executive Officer NEOs, to net income (loss).

Total Shareholder Return Amount			$ 8	9	83
Net Income (Loss)			22,806,000	(46,415,000)	(89,756,000)
Mr. Shukla [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,024,647
PEO Actually Paid Compensation Amount			2,020,658
PEO Name	Mr. Shukla
Dr. Mahadevia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,385,905	4,239,705	4,875,045
PEO Actually Paid Compensation Amount			2,622,030	$ 2,275,404	$ 8,187,169
PEO Name		Dr. Mahadevia		Dr. Mahadevia	Dr. Mahadevia
PEO | Mr. Shukla [Member] | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(904,319)
PEO | Mr. Shukla [Member] | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Shukla [Member] | Additions for Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			900,330
PEO | Mr. Shukla [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			144,845
PEO | Mr. Shukla [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			762,756
PEO | Mr. Shukla [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,271)
PEO | Mr. Shukla [Member] | Total Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			900,330
PEO | Dr. Mahadevia [Member] | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(999,998)	$ (1,499,998)	$ (1,300,000)
PEO | Dr. Mahadevia [Member] | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,499,324)	(2,650,765)
PEO | Dr. Mahadevia [Member] | Additions for Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,236,123	1,035,021	7,262,889
PEO | Dr. Mahadevia [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			518,974	4,749,671	5,404,344
PEO | Dr. Mahadevia [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			746,167	(2,024,308)	2,483,745
PEO | Dr. Mahadevia [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,018)	(1,690,342)	(625,200)
PEO | Dr. Mahadevia [Member] | Total Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,236,123	1,035,021	7,262,889
Non-PEO NEO | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(499,999)	(424,997)	(399,994)
Non-PEO NEO | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(424,807)	(944,208)
Non-PEO NEO | Additions for Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			540,516	269,889	1,735,891
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			147,945	1,038,009	888,331
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			371,929	(525,283)	952,763
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,642	(242,837)	(105,203)
Non-PEO NEO | Total Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 540,516	$ 269,889	$ 1,735,891